Schedule of investments
Delaware Ivy VIP Balanced
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.05%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.22% (SOFR + 1.90%) 12/25/41 #, •	250,000	$ 251,726
Series 2023-R08 1M1 144A 6.82% (SOFR + 1.50%) 10/25/43 #, •	633,174	635,919
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	270,753	262,654
Series 2016-71 NB 3.00% 10/25/46	385,515	349,182

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	223,942	209,407
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.37% (SOFR + 2.05%) 12/25/33 #, •	497,096	503,325
Series 2023-HQA3 A1 144A 7.17% (SOFR + 1.85%) 11/25/43 #, •	147,278	148,983

Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	7,147	7,195
Total Agency Collateralized Mortgage Obligations (cost $2,420,543)		2,368,391

Agency Mortgage-Backed Securities — 10.94%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	320,966	286,501
2.50% 8/1/36	317,631	289,475
3.00% 11/1/33	112,051	105,803
5.50% 10/1/38	205,099	206,705
Fannie Mae S.F. 20 yr
2.00% 5/1/41	214,321	180,867
4.00% 9/1/42	313,500	294,613
Fannie Mae S.F. 30 yr
2.00% 3/1/51	790,071	627,623
2.00% 9/1/51	574,317	456,076
2.50% 8/1/50	179,545	151,600
2.50% 11/1/51	95,844	79,761
2.50% 1/1/52	358,105	296,814
2.50% 2/1/52	346,732	289,247
2.50% 4/1/52	335,882	279,347
3.00% 12/1/51	555,925	483,582
3.00% 5/1/52	368,708	319,419
3.00% 6/1/52	299,080	259,321
3.50% 1/1/48	21,179	19,375
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 7/1/50	1,266,818	$ 1,150,925
3.50% 8/1/51	402,957	362,718
3.50% 1/1/52	184,103	165,025
3.50% 6/1/52	96,281	86,218
3.50% 9/1/52	706,000	637,315
4.00% 5/1/51	23,678	22,294
4.00% 6/1/52	365,766	339,267
4.50% 5/1/49	177,694	171,423
4.50% 1/1/50	200,372	196,507
4.50% 10/1/52	1,425,166	1,357,086
4.50% 2/1/53	1,087,341	1,035,398
5.00% 8/1/53	608,278	595,443
5.50% 10/1/52	490,929	489,561
5.50% 11/1/52	267,805	268,639
5.50% 7/1/53	85,916	85,483
6.00% 12/1/52	342,217	346,247
6.00% 6/1/53	245,260	247,476
6.00% 7/1/53	154,771	159,321
6.00% 9/1/53	8,540	8,617
6.50% 10/1/28	12,953	13,067
6.50% 2/1/29	8,548	8,642
6.50% 2/1/32	63,479	66,140
7.00% 7/1/31	16,142	16,642
7.00% 9/1/31	28,495	29,378
7.00% 2/1/32	28,731	29,622
7.00% 3/1/32	9,187	9,472
7.00% 7/1/32	15,801	16,291
7.50% 4/1/31	7,729	7,730

Fannie Mae S.F. 30 yr TBA 5.50% 4/1/54	696,000	692,545
Freddie Mac S.F. 20 yr
2.00% 3/1/41	784,464	662,360
2.50% 2/1/42	343,429	298,136
3.00% 3/1/37	255,012	234,080
Freddie Mac S.F. 30 yr
2.00% 2/1/52	494,695	391,702
2.00% 3/1/52	386,258	305,923
2.50% 11/1/50	55,257	46,455
2.50% 12/1/51	168,371	141,420
2.50% 1/1/52	1,352,419	1,128,558
3.00% 8/1/51	32,507	28,245
3.00% 1/1/52	1,569,919	1,351,223
3.50% 4/1/52	504,473	454,030
4.00% 9/1/49	256,734	242,244
4.00% 8/1/52	714,776	666,006
4.00% 9/1/52	404,765	375,844
4.50% 7/1/52	22,082	21,048
4.50% 9/1/52	638,230	607,994
4.50% 10/1/52	420,400	400,317
5.00% 9/1/52	397,746	391,488
NQ- IV098 [0324] 0524 (3566355)    1

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 6/1/53	892,880	$ 871,092
5.50% 9/1/52	306,745	306,922
5.50% 11/1/52	204,247	204,397
5.50% 3/1/53	292,200	293,341
5.50% 6/1/53	193,220	192,246
5.50% 9/1/53	276,756	277,195
GNMA II S.F. 30 yr
3.00% 12/20/51	158,967	140,242
3.00% 1/20/52	219,565	193,614
5.00% 9/20/52	212,397	208,869
5.50% 5/20/53	510,107	509,771
5.50% 2/20/54	205,521	206,526
6.00% 2/20/54	188,654	190,414
Total Agency Mortgage-Backed Securities (cost $25,483,452)		24,582,323

Corporate Bonds — 10.37%
Banking — 2.54%
Bank of America
2.482% 9/21/36 μ	330,000	264,126
5.468% 1/23/35 μ	100,000	100,690
5.819% 9/15/29 μ	142,000	145,650
6.204% 11/10/28 μ	300,000	310,477

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	235,000	231,177
Barclays 7.385% 11/2/28 μ	200,000	212,185
Citibank 5.488% 12/4/26	250,000	252,737
Citizens Bank 6.064% 10/24/25 μ	250,000	249,035
Credit Agricole
144A 5.365% 3/11/34 #	110,000	110,375
144A 6.316% 10/3/29 #, μ	250,000	259,307

Deutsche Bank 6.819% 11/20/29 μ	245,000	256,264
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	35,832
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,833
Goldman Sachs Group
1.542% 9/10/27 μ	25,000	22,850
6.484% 10/24/29 μ	295,000	310,471

Huntington Bancshares 6.208% 8/21/29 μ	90,000	92,173
Huntington National Bank 4.552% 5/17/28 μ	250,000	242,500
JPMorgan Chase & Co.
1.953% 2/4/32 μ	60,000	48,906
5.00% 8/1/24 μ, ψ	337,000	336,110
5.012% 1/23/30 μ	75,000	74,724
5.336% 1/23/35 μ	110,000	110,472
6.254% 10/23/34 μ	34,000	36,341

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

KeyBank 5.85% 11/15/27	280,000	$ 277,829
KeyCorp 6.401% 3/6/35 μ	55,000	56,200
Morgan Stanley
2.484% 9/16/36 μ	110,000	87,047
5.173% 1/16/30 μ	60,000	60,070
5.25% 4/21/34 μ	25,000	24,813
5.466% 1/18/35 μ	65,000	65,606
6.138% 10/16/26 μ	150,000	151,766
6.296% 10/18/28 μ	88,000	91,074
6.407% 11/1/29 μ	60,000	62,940
6.627% 11/1/34 μ	80,000	87,573
PNC Financial Services Group
5.676% 1/22/35 μ	60,000	60,574
6.875% 10/20/34 μ	165,000	180,774

Popular 7.25% 3/13/28	50,000	51,274
State Street 4.993% 3/18/27	95,000	95,212
SVB Financial Group 4.57% 4/29/33 ‡	182,000	115,456
US Bancorp
4.653% 2/1/29 μ	68,000	66,677
5.384% 1/23/30 μ	30,000	30,140
5.678% 1/23/35 μ	65,000	65,660
6.787% 10/26/27 μ	130,000	134,653
		5,717,573
Basic Industry — 0.21%
BHP Billiton Finance USA 5.25% 9/8/30	41,000	41,716
Celanese US Holdings 6.05% 3/15/25	71,000	71,155
Freeport-McMoRan 5.45% 3/15/43	35,000	33,538
LYB International Finance III
3.625% 4/1/51	70,000	49,634
5.50% 3/1/34	125,000	125,281

Sherwin-Williams 3.30% 5/15/50	205,000	145,079
		466,403
Brokerage — 0.28%
Jefferies Financial Group
5.875% 7/21/28	201,000	204,728
6.05% 3/12/25	90,000	90,101

National Securities Clearing 144A 1.50% 4/23/25 #	350,000	337,252
		632,081
Capital Goods — 0.18%
Boeing 2.196% 2/4/26	175,000	163,910
Northrop Grumman 5.20% 6/1/54	115,000	112,090
Standard Industries 144A 4.375% 7/15/30 #	139,000	124,994
		400,994

2    NQ- IV098 [0324] 0524 (3566355)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 1.14%
American Tower
2.30% 9/15/31	245,000	$ 200,105
5.20% 2/15/29	55,000	55,000
5.45% 2/15/34	50,000	50,100

AT&T 3.50% 9/15/53	500,000	353,042
CCO Holdings 144A 4.25% 1/15/34 #	225,000	170,039
Charter Communications Operating 3.85% 4/1/61	315,000	187,110
Comcast 3.45% 2/1/50	675,000	494,062
Crown Castle 1.05% 7/15/26	80,000	72,753
Discovery Communications 4.00% 9/15/55	155,000	106,163
Frontier Communications Holdings 144A 5.00% 5/1/28 #	80,000	74,315
Rogers Communications
5.00% 2/15/29	105,000	104,315
5.30% 2/15/34	115,000	114,017

Sprint Capital 6.875% 11/15/28	110,000	117,308
T-Mobile USA
3.875% 4/15/30	290,000	271,752
5.75% 1/15/34	35,000	36,467
Verizon Communications
2.875% 11/20/50	160,000	104,593
5.50% 2/23/54	45,000	45,519
		2,556,660
Consumer Cyclical — 0.49%
Amazon.com 2.50% 6/3/50	80,000	51,105
Carnival 144A 4.00% 8/1/28 #	80,000	74,574
Ford Motor Credit 6.95% 6/10/26	200,000	204,402
General Motors
5.40% 4/1/48	73,000	67,024
5.95% 4/1/49	24,000	23,687

General Motors Financial 5.75% 2/8/31	30,000	30,336
Home Depot 3.35% 4/15/50	700,000	514,355
VICI Properties 4.95% 2/15/30	140,000	135,490
		1,100,973
Consumer Non-Cyclical — 0.62%
AbbVie
4.95% 3/15/31	110,000	110,840
5.35% 3/15/44	40,000	40,813
Amgen
5.15% 3/2/28	295,000	297,033
5.25% 3/2/30	40,000	40,623
5.25% 3/2/33	266,000	268,358

Cardinal Health 5.125% 2/15/29	95,000	95,227
HCA
3.50% 7/15/51	53,000	36,640
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
5.45% 4/1/31	55,000	$ 55,306
6.00% 4/1/54	75,000	76,190

Merck & Co. 2.75% 12/10/51	250,000	163,593
Royalty Pharma 3.55% 9/2/50	259,000	178,588
Zoetis 5.40% 11/14/25	25,000	25,041
		1,388,252
Electric — 1.28%
AEP Texas 5.40% 6/1/33	30,000	29,952
Appalachian Power 4.50% 8/1/32	190,000	178,370
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	167,629
Commonwealth Edison 2.20% 3/1/30	350,000	300,569
Constellation Energy Generation 5.75% 3/15/54	95,000	95,227
DTE Energy 5.10% 3/1/29	80,000	79,714
Duke Energy Carolinas 4.95% 1/15/33	230,000	228,905
Entergy
2.80% 6/15/30	235,000	205,547
3.75% 6/15/50	125,000	91,862

Exelon 5.30% 3/15/33	35,000	35,124
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	154,854
Florida Power & Light 3.15% 10/1/49	425,000	299,651
National Rural Utilities Cooperative Finance 5.80% 1/15/33	10,000	10,411
NextEra Energy Capital Holdings
3.00% 1/15/52	65,000	42,072
5.55% 3/15/54	90,000	89,481
5.749% 9/1/25	195,000	195,902
Oglethorpe Power
3.75% 8/1/50	95,000	68,913
5.05% 10/1/48	185,000	166,623
144A 6.20% 12/1/53 #	20,000	21,043
PacifiCorp
5.10% 2/15/29	20,000	20,159
5.45% 2/15/34	35,000	35,131
5.80% 1/15/55	30,000	29,613

Southern California Edison 5.20% 6/1/34	75,000	74,282
Vistra Operations 144A 6.95% 10/15/33 #	250,000	267,072
		2,888,106
Energy — 1.24%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	129,215

NQ- IV098 [0324] 0524 (3566355)    3

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
2.721% 1/12/32	80,000	$ 68,959
4.812% 2/13/33	40,000	39,497

Cheniere Energy Partners 4.50% 10/1/29	90,000	85,746
ConocoPhillips 5.05% 9/15/33	190,000	191,843
Diamondback Energy
3.125% 3/24/31	115,000	101,939
4.25% 3/15/52	234,000	189,642
Enbridge
5.70% 3/8/33	125,000	128,068
6.70% 11/15/53	40,000	45,246
Energy Transfer
5.95% 5/15/54	60,000	59,914
6.10% 12/1/28	150,000	155,640
6.25% 4/15/49	140,000	143,827
6.50% 11/15/26 μ, ψ	120,000	117,917
Enterprise Products Operating
3.30% 2/15/53	130,000	92,371
5.35% 1/31/33	255,000	260,418
Kinder Morgan
5.00% 2/1/29	30,000	29,895
5.20% 6/1/33	170,000	167,509

Occidental Petroleum 6.125% 1/1/31	102,000	105,730
ONEOK
5.65% 11/1/28	25,000	25,569
5.80% 11/1/30	35,000	36,085
6.05% 9/1/33	25,000	26,086
6.10% 11/15/32	180,000	188,689

Targa Resources Partners 5.00% 1/15/28	410,000	404,434
		2,794,239
Finance Companies — 0.30%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	403,996
Air Lease
4.625% 10/1/28	55,000	53,559
5.10% 3/1/29	39,000	38,772

Aviation Capital Group 144A 3.50% 11/1/27 #	190,000	176,921
		673,248
Insurance — 0.86%
American International Group 5.125% 3/27/33	170,000	169,166
Aon 5.00% 9/12/32	245,000	242,969
Aon North America
5.30% 3/1/31	130,000	131,063
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Aon North America
5.75% 3/1/54	20,000	$ 20,523

Athene Global Funding 144A 1.985% 8/19/28 #	60,000	51,859
Athene Holding
3.45% 5/15/52	150,000	98,562
3.95% 5/25/51	65,000	47,822
6.25% 4/1/54	45,000	45,724

New York Life Global Funding 144A 5.45% 9/18/26 #	230,000	231,959
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	391,974
UnitedHealth Group
4.50% 4/15/33	342,000	331,164
4.90% 4/15/31	85,000	85,077
5.375% 4/15/54	80,000	81,425
		1,929,287
Natural Gas — 0.07%
Atmos Energy
2.85% 2/15/52	55,000	35,886
5.75% 10/15/52	105,000	111,425
		147,311
Real Estate Investment Trusts — 0.33%
American Homes 4 Rent
3.625% 4/15/32	195,000	171,545
5.50% 2/1/34	80,000	79,789

Extra Space Storage 2.35% 3/15/32	600,000	480,438
		731,772
Technology — 0.72%
Apple
1.40% 8/5/28	55,000	48,364
2.70% 8/5/51	60,000	39,750
Autodesk
2.40% 12/15/31	60,000	50,277
2.85% 1/15/30	500,000	447,153

Broadcom 144A 3.469% 4/15/34 #	205,000	175,738
CDW 3.276% 12/1/28	35,000	31,966
Entegris 144A 4.75% 4/15/29 #	55,000	52,770
Oracle
3.60% 4/1/50	306,000	221,253
4.65% 5/6/30	25,000	24,525

TSMC Global 144A 1.75% 4/23/28 #	600,000	534,068
		1,625,864
Transportation — 0.11%
Burlington Northern Santa Fe 2.875% 6/15/52	260,000	170,495

4    NQ- IV098 [0324] 0524 (3566355)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 4.90% 5/1/33 #	40,000	$ 39,234
144A 5.00% 2/15/29 #	40,000	40,090
		249,819
Total Corporate Bonds (cost $24,754,853)		23,302,582

Non-Agency Asset-Backed Securities — 0.89%
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	501,986
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,174
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	500,734
Total Non-Agency Asset-Backed Securities (cost $1,999,829)		2,006,894

Non-Agency Collateralized Mortgage Obligations — 0.14%
JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	359,607	304,108
Total Non-Agency Collateralized Mortgage Obligations (cost $317,734)		304,108

Non-Agency Commercial Mortgage-Backed Securities — 2.83%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	626,454
Series 2021-BN36 A5 2.47% 9/15/64	860,000	723,592
Series 2022-BNK39 B 3.239% 2/15/55 •	100,000	80,230
Series 2022-BNK39 C 3.27% 2/15/55 •	45,000	33,625
Series 2022-BNK40 A4 3.393% 3/15/64 •	850,000	758,792
Series 2022-BNK40 B 3.393% 3/15/64 •	100,000	82,901

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	288,943
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	623,113
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	$ 816,665
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	833,970
Series 2022-B32 B 3.202% 1/15/55 •	100,000	77,800
Series 2022-B32 C 3.454% 1/15/55 •	125,000	93,413
Series 2022-B33 A5 3.458% 3/15/55	900,000	801,661
Series 2022-B33 B 3.615% 3/15/55 •	50,000	40,641
Series 2022-B33 C 3.615% 3/15/55 •	50,000	38,596

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	444,814
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,300,237)		6,365,210

US Treasury Obligations — 9.59%
US Treasury Bonds
2.375% 2/15/42	1,285,000	956,171
3.875% 2/15/43	1,600,000	1,479,563
4.125% 8/15/53	410,000	394,177
4.25% 2/15/54	620,000	609,877
4.375% 2/15/38	315,000	321,435
4.75% 11/15/43	15,000	15,565

US Treasury Floating Rate Note 5.545% (USBMMY3M + 0.25%) 1/31/26 •	560,000	560,631
US Treasury Notes
3.50% 1/31/30	1,985,000	1,910,446
3.75% 12/31/28	2,105,000	2,060,474
4.00% 2/15/34	885,000	870,481
4.25% 3/15/27	395,000	393,210
4.25% 2/28/29	7,730,000	7,741,474
4.25% 2/28/31	140,000	140,273
4.50% 9/30/28	420,000	426,103
4.50% 11/15/33	3,505,000	3,583,589
5.00% 9/30/25	80,000	80,206
Total US Treasury Obligations (cost $21,847,435)		21,543,675

NQ- IV098 [0324] 0524 (3566355)    5

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 60.57%
Communication Services — 4.49%
Alphabet Class A †	25,908	$ 3,910,294
Alphabet Class C †	17,130	2,608,214
AT&T	34,647	609,787
Meta Platforms Class A	6,110	2,966,894
		10,095,189
Consumer Discretionary — 4.60%
Amazon.com †	28,332	5,110,526
AutoZone †	884	2,786,059
Home Depot	6,332	2,428,955
		10,325,540
Consumer Staples — 2.34%
Costco Wholesale	4,548	3,332,001
Procter & Gamble	11,887	1,928,666
		5,260,667
Energy — 1.31%
ConocoPhillips	19,603	2,495,070
Schlumberger	8,211	450,045
		2,945,115
Financials — 14.59%
Allstate	13,845	2,395,324
American Express	9,465	2,155,086
Aon Class A	6,729	2,245,602
Blackstone	15,036	1,975,279
Capital One Financial	26,408	3,931,887
CME Group	11,403	2,454,952
Discover Financial Services	5,123	671,574
Fiserv †	21,393	3,419,029
JPMorgan Chase & Co.	11,148	2,232,945
KKR & Co.	40,122	4,035,471
Mastercard Class A	5,265	2,535,466
Morgan Stanley	28,783	2,710,207
Progressive	9,716	2,009,463
		32,772,285
Healthcare — 6.82%
Abbott Laboratories	22,012	2,501,884
Danaher	8,945	2,233,745
HCA Healthcare	12,655	4,220,822
UnitedHealth Group	9,854	4,874,774
Vertex Pharmaceuticals †	3,579	1,496,058
		15,327,283
Industrials — 4.08%
Airbus ADR	79,011	3,647,147
Howmet Aerospace	37,581	2,571,668
United Rentals	4,089	2,948,619
		9,167,434
Information Technology — 18.80%
Apple	24,903	4,270,366
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Applied Materials	16,403	$ 3,382,791
Intuit	2,095	1,361,750
Microchip Technology	17,166	1,539,962
Micron Technology	6,729	793,282
Microsoft	28,207	11,867,249
NVIDIA	6,103	5,514,427
Salesforce	6,710	2,020,918
Seagate Technology Holdings	13,770	1,281,298
Taiwan Semiconductor Manufacturing ADR	19,745	2,686,307
TE Connectivity	21,195	3,078,362
VeriSign †	9,300	1,762,443
Zebra Technologies Class A †	8,942	2,695,476
		42,254,631
Materials — 3.12%
Crown Holdings	18,985	1,504,751
Linde	6,706	3,113,730
Sherwin-Williams	6,877	2,388,589
		7,007,070
Utilities — 0.42%
NextEra Energy	14,790	945,229
		945,229
Total Common Stocks (cost $105,603,283)		136,100,443

Exchange-Traded Funds — 2.98%
iShares Latin America 40 ETF	19,101	543,232
iShares MSCI China ETF	19,671	781,529
iShares MSCI Emerging Markets Asia ETF	13,365	910,290
Vanguard Russell 2000 ETF	52,434	4,460,036
Total Exchange-Traded Funds (cost $6,452,768)		6,695,087

Short-Term Investments — 0.35%
Money Market Mutual Funds — 0.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	198,998	198,998
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	198,998	198,998
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	198,998	198,998
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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	198,998	$ 198,998
Total Short-Term Investments (cost $795,992)		795,992

Total Value of Securities—99.71% (cost $196,976,126)		224,064,705
Receivables and Other Assets Net of Liabilities—0.29%★		645,115
Net Assets Applicable to 38,774,371 Shares Outstanding—100.00%		$224,709,820
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $6,638,659, which represents 2.95% of the Portfolio’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
★	Includes $174,724 cash collateral held at broker for futures contracts as of March 31, 2024.
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Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
The following forward foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	JPY	60,170,000	USD	(404,033)	5/23/24	$(2,992)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
123	US Treasury 5 yr Notes	$13,162,922	$13,146,877	6/28/24	$16,045	$—	$(14,413)
18	US Treasury 10 yr Notes	1,994,344	1,980,889	6/18/24	13,455	—	(1,406)
(20)	US Treasury 10 yr Ultra Notes	(2,292,187)	(2,269,793)	6/18/24	—	(22,394)	(313)
(6)	US Treasury Long Bonds	(722,625)	(708,453)	6/18/24	—	(14,172)	(1,500)
Total Futures Contracts			$12,149,520		$29,500	$(36,566)	$(17,632)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41.V2[4] 12/20/28-Quarterly	792,000	5.000%	$(58,307)	$(41,179)	$(17,128)	$170
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Portfolio’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,320).
[4]	Markit's North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
CDX.NA.HY – Credit Default Swap Index North America High Yield
DAC – Designated Activity Company

8    NQ- IV098 [0324] 0524 (3566355)

(Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
NQ- IV098 [0324] 0524 (3566355)    9